Derecognition And Offset Of Financial Instruments - Financial Assets Subject To Offset Enforceable Master Netting Agreements Or Similar Agreements (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	₩ 62,779,037	₩ 54,109,432
Gross amounts of recognized financial assets set off	42,275,583	32,834,189
Net amounts of consolidate financial assets presented	20,503,454	21,275,243
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	18,593,642	17,879,746
Cash collateral received and others	552,071	598,545
Net amounts	1,357,741	2,796,952
Derivative assets
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	4,172,737	6,456,799
Gross amounts of recognized financial assets set off		0
Net amounts of consolidate financial assets presented	4,172,737	6,456,799
Receivable spot exchange
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	5,915,304	3,153,919
Gross amounts of recognized financial assets set off	0	0
Net amounts of consolidate financial assets presented	5,915,304	3,153,919
Derivative assets and Receivable spot exchange
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	8,260,784	7,733,997
Cash collateral received and others	552,071	598,545
Net amounts	1,275,186	1,278,176
Bonds purchased under resale agreements
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	10,332,858	10,145,749
Gross amounts of recognized financial assets set off	0	0
Net amounts of consolidate financial assets presented	10,332,858	10,145,749
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	10,332,858	10,145,749
Cash collateral received and others	0	0
Net amounts	0	0
Domestic exchange settlement debits
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	42,358,138	34,352,965
Gross amounts of recognized financial assets set off	42,275,583	32,834,189
Net amounts of consolidate financial assets presented	82,555	1,518,776
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	0	0
Cash collateral received and others	0	0
Net amounts	₩ 82,555	₩ 1,518,776